UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2011-June 30, 2012

Item 1 – Proxy Voting Record.

HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011

To elect Directors to hold office until the next Annual Meeting of Stockholders and until their successors are duly elected and qualified:

A) G.W Buckley

B) M.H. Carter

C) T. Crews

D) P. Dufour

E) D.E. Felsinger

F) A.Maciel

G) P.J. Moore

H) T.F. O’Neil

I) K.R. Westbrook

J) P.A. Woertz

						Issuer	Abstain	Abstain	Against
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	To ratify the appointment by the Board of Directors of Ernst & Young LLP as independent auditors to audit the accounts of the Company for the fiscal year ending June 30, 2012	Issuer	Yes	For	With
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	To consider an advisory vote on the compensation of our named executive officers	Issuer	Yes	For	With
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	To consider an advisory vote on the frequency of the advisory vote on the compensation of our named executive officers	Issuer	Yes	1 Year	With
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	Stockholder’s Proposal regarding political contributions	Issuer	Abstain	Abstain	Against
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	Stockholder’s proposal regarding report on political contributions	Issuer	Abstain	Abstain	Against
HIGH-YIELD BOND FUND	Archer-Daniels-Midland Company	ADM	ID: 039483102	11/3/2011	Stockholder’s proposal regarding sustainable palm oil	Issuer	Abstain	Abstain	Against
HIGH-YIELD BOND FUND	Charter Communications, Inc.	CHTR	ID: 16117M305	5/1/2012

To elect eleven Class A directors, nominated by our board of directors and named in this proxy statement

1) W. Lance Conn

2) Darren Glatt

3) Craig A. Jacobson

4) Bruce A. Karsh

5) Edgar Lee

6) Jeffrey A. Marcus

7) John D. Markley, Jr

8) David C. Merritt

9) Stan Parker

10) Thomas M. Rutledge

						Issuer	Yes	For	With
HIGH-YIELD BOND FUND	Charter Communications, Inc.	CHTR	ID: 16117M305	5/1/2012	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ended December 31, 2012.	Issuer	Yes	For	With

EMERGING MARKETS DEBT FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
EMERGING MARKET DEBT FUND	Hipotecaria Su Casita, S.A. De C.V.	N/A	N/A	8/23/2011	Designation of the members of the Board of Directors and Statutory Auditors, prior to the qualification of independence of the members to be designated as Independent Members; and designation of the Chairman of the Board of Directors.	N/A	N/A	N/A	N/A
EMERGING MARKET DEBT FUND	Hipotecaria Su Casita, S.A. De C.V.	N/A	N/A	8/23/2011	Determination of the compensation, and the indemnity to be granted to the members of the Board of Directors of the Company.	N/A	N/A	N/A	N/A
EMERGING MARKET DEBT FUND	Hipotecaria Su Casita, S.A. De C.V.	N/A	N/A	8/23/2011	Appointment of delegates to formalize the resolutions unanimously adopted by the Shareholders Meeting.	N/A	N/A	N/A	N/A

LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 30, 2012